Consolidated Statements of Other Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income (including non-controlling interests)	$ 1,380	$ 1,022	$ 9,538
Derivative financial instruments:
(Loss) gain arising during the period	(297)	(461)	1,664
Reclassification adjustments for loss (gain) included in the consolidated statements of operations and financial position (basis adjustments)	(415)	15	(1,899)
Derivative financial instruments	(712)	(446)	(235)
Exchange differences arising on translation of foreign operations:
(Loss) gain arising during the period	(3,325)	1,013	(1,630)
Reclassification adjustments for loss included in the consolidated statements of operations	0	1,469	0
Exchange differences arising on translation of foreign operations	(3,325)	2,482	(1,630)
Share of other comprehensive income related to associates and joint ventures
(Loss) gain arising during the period	(557)	(111)	46
Reclassification adjustments for gain included in the consolidated statements of operations and financial position (basis adjustments)	(111)	(479)	(506)
Share of other comprehensive income (loss) related to associates and joint ventures	(668)	(590)	(460)
Income tax benefit (expense) related to components of other comprehensive income that can be recycled to the consolidated statements of operations	103	16	(112)
Investments in equity instruments at FVOCI:
Gain (Loss) arising during the period	10	(113)	(27)
Share of other comprehensive gain (loss) related to associates and joint ventures	19	5	(25)
Investments in equity instruments at FVOCI	29	(108)	(52)
Employee benefits - Recognized actuarial gain (loss)	117	(103)	815
Share of other comprehensive (expense) income related to associates and joint ventures	(7)	5	32
Other comprehensive income net of tax, gains losses on remeasurements of defined benefit plans	110	(98)	847
Income tax (expense) benefit related to components of other comprehensive income (loss) that cannot be recycled to the consolidated statements of operations	(17)	18	(193)
Other comprehensive income (loss)	(4,480)	1,274	(1,835)
Equity holders of the parent	(4,390)	1,258	(1,785)
Non-controlling interests	(90)	16	(50)
Total comprehensive income (loss)	(3,100)	2,296	7,703
Total comprehensive income attributable to:
Equity holders of the parent	(3,051)	2,177	7,517
Non-controlling interests	$ (49)	$ 119	$ 186